Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Notional and Fair Value Positions of Derivative Instruments

The following table provides a summary of the notional and fair value positions of derivative financial instruments as of December 31, 2014 and 2013:

($ in thousands)	Succesor
	December 31, 2014
		Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities
Assets
Equity options	$624	$68,776	$(43,104)
Futures	10	329	—
Liabilities
Policyholders account balances
Derivatives embedded in life and annuity contracts
Equity-indexed annuity contracts(3)	$1,734,264	$—	$(63,660)
Equity-indexed life contracts(3)	347,610	—	(18,720)
Guaranteed accumulation benefits(1)	120,714	—	(6,367)
Guaranteed withdrawal benefits(1)	17,102	—	(366)

($ in thousands)	Predecessor
	December 31, 2013
		Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities
Liabilities
Policyholders account balances
Derivatives embedded in life and annuity contracts
Equity-indexed and forward starting options in life and annuity product contracts(2)	2,591,090	—	(258,415)
Guaranteed accumulation benefits(2)	152,936	—	(8,970)
Guaranteed withdrawal benefits(2)	22,199	—	(474)

(1)	As of April 1, 2014, these amounts were ceded in accordance with the Company’s reinsurance agreements.
(2)	Prior to April 1, 2014, these amounts were ceded to ALIC or in accordance with the Company’s reinsurance agreements.
(3)	Amount represents account value of equity indexed contracts.

Amount and Location of Gains (Losses) Recognized in Income Net of Reinsurance for Derivatives Not Designated or Qualifying as Hedging Instruments

The following table presents the amount and location of gains (losses) recognized in income, net of reinsurance, for derivatives that were not designated or qualifying as hedging instruments for the Successor Period from April 1, 2014 through December 31, 2014:

	Successor
($ in thousands)	For the Period from April 1, 2014 through December 31, 2014
	Realized Investment Gains (Losses)	Policyholder Benefits
Assets
Equity Options	$15,230	$—
Futures	$2,187	$—
Liabilities
Policyholders’ account balances
Equity-indexed annuity contracts	$—	$(5,622)
Equity-indexed life contracts		90

The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments for the Predecessor Periods from January 1, 2014 through March 31, 2014 and for the years ended December 31, 2013 and December 31, 2013:

($ in thousands)	Predecessor
	For the Period from January 1, 2014 through March 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012
	Interest Credited(1)	Policyholder Benefits (1)	Interest Credited(1)	Policyholder Benefits (1)	Interest Credited(1)	Policyholder Benefits (1)
Liabilities
Policyholders’ account balances
Derivatives embedded in life and annuity contracts	$16,427	$946	$36,890	$10,177	$186,625	$5,126

(1)	Prior to April 1, 2014, these amounts were ceded in accordance with the Company’s reinsurance agreements.